Inventories (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of inventories [Abstract]
Disclosure of Detailed Information About Inventories
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Finished goods	17,708	24,034
Provision for impairment	(1,112)	(495)
	16,596	23,539